Consolidated Statements of Changes in Shareholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total USD ($)	Shares of Common Stock	Preferred Stock Series A USD ($)	Common Stock and Additional Paid in Capital USD ($)	Retained Earnings (Accumulated Deficit) USD ($)	Accumulated Other Comprehensive Income USD ($)	Comprehensive Income (Loss) USD ($)
Balance at Dec. 31, 2009	$ 55,299		$ 10,514	$ 43,493	$ 199	$ 1,093
Balance (in shares) at Dec. 31, 2009		3,419,736
Increase (Decrease) in Shareholders' Equity
Net income (loss)	(418)				(418)		(418)
Other comprehensive income (loss):
Net unrealized income (loss) on securities available for sale	(481)					(481)	(481)
Total comprehensive income (loss)	(899)						(899)
Stock compensation	32			32
Dividend on preferred stock	(550)				(550)
Accretion of preferred stock discount			192		(192)
Balance at Dec. 31, 2010	53,882		10,706	43,525	(961)	612
Balance (in shares) at Dec. 31, 2010		3,419,736
Increase (Decrease) in Shareholders' Equity
Net income (loss)	2,218				2,218		2,218
Other comprehensive income (loss):
Net unrealized income (loss) on securities available for sale	(287)					(287)	(287)
Total comprehensive income (loss)	1,931						1,931
Dividend on preferred stock	(551)				(551)
Accretion of preferred stock discount			215		(215)
Other	1				1
Balance at Dec. 31, 2011	55,263		10,921	43,525	492	325
Balance (in shares) at Dec. 31, 2011		3,419,736
Increase (Decrease) in Shareholders' Equity
Net income (loss)	7,087				7,087		7,087
Other comprehensive income (loss):
Net unrealized income (loss) on securities available for sale	599					599	599
Total comprehensive income (loss)	7,686						7,686
Stock compensation	66			66
Issuance of common stock	11,506			11,506
Issuance of common stock (in shares)		2,140,123
Dividend on common stock	(223)				(223)
Purchase of common stock warrants	(1,300)			(1,300)
Dividend on preferred stock	(550)				(550)
Accretion of preferred stock discount			79		(79)
Balance at Dec. 31, 2012	$ 72,448		$ 11,000	$ 53,797	$ 6,727	$ 924
Balance (in shares) at Dec. 31, 2012		5,559,859